COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
COMMITMENTS AND CONTINGENT LIABILITIES [Line Items]
2018	$ 2,367
2019	1,848
2020	504
2021	271
Total minimum annual rental payments	$ 4,990